Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31
	2023	2022
	U.S. dollars in thousands
Accrued vacation	2,820	3,203
Taxes payable	36	514
Accrued expenses- related party	-	142
Accrued expenses and other	2,102	2,262
	4,958	6,121